Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

GammaRoad Market Navigation ETF (GMMA)

(the “Fund”)

listed on NYSE Arca Inc.

February 27, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated August 20, 2024

Effective immediately, all references in the Prospectus and SAI to the Fund’s income distribution frequency are revised to reflect quarterly income distributions. Capital gains distributions will continue to be paid annually.

Please retain this Supplement for future reference.